Subsequent Events (Details Narrative)																									1 Months Ended				3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 18, 2025 USD ($)	Oct. 23, 2025 USD ($) shares	Oct. 22, 2025 USD ($) $ / shares shares	Oct. 16, 2025 USD ($)	Oct. 14, 2025 USD ($) $ / shares	Oct. 03, 2025 USD ($)	Oct. 01, 2025 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Jul. 31, 2025 $ / shares	Jul. 28, 2025 USD ($) $ / shares shares	Jul. 14, 2025 USD ($) $ / shares	Apr. 04, 2025	Mar. 14, 2025 USD ($)	Feb. 24, 2025 USD ($) $ / shares	Feb. 18, 2025 USD ($)	Feb. 12, 2025	Feb. 04, 2025 USD ($) $ / shares	Jan. 31, 2025 USD ($) $ / shares	Jan. 16, 2025 USD ($)	Jan. 31, 2024 USD ($) $ / shares shares	Jan. 25, 2024 USD ($) $ / shares	Jan. 17, 2024 shares	Aug. 18, 2023 USD ($)	Jul. 13, 2023 shares	Aug. 31, 2025 shares	Sep. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Apr. 30, 2024 $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	May 23, 2025 USD ($)	Feb. 28, 2025 $ / shares	Feb. 05, 2025 USD ($) $ / shares	Aug. 18, 2024 USD ($)	Jan. 18, 2022 $ / shares	Jul. 31, 2021 USD ($)
Deferred transaction costs																																					$ 505,000.0
Outstanding amount | $ / shares														$ 3.15												$ 4.94	$ 4.94	$ 4.94				$ 4.94	$ 4.94			$ 4.94
Issuance of common stock upon cashless exercise, shares | shares																						1,000,000
Shares reserved for issuance upon the exercise of stock options | shares								10,282,216																					10,282,216						10,282,216		11,811,944	13,978,590
Common stock, shares issued | shares								12,729,805												3,600,000									12,729,805						12,729,805		11,716,680	9,220,534
Common stock, shares outstanding | shares								12,062,805																					12,062,805						12,062,805		11,039,388	9,220,534
Debt Instrument, Face Amount																																					$ 5,000.0	$ 948,000
Issuance of common stock upon cashless exercise																																			$ 707,000
Share price | $ / shares																		$ 2.235		$ 4.352																				$ 0.44
CSLM Acquisition Corp [Member]
Maturity date								Sep. 30, 2028	Jul. 31, 2028
Outstanding amount | $ / shares								$ 1.00																					$ 1.00						$ 1.00		$ 1.00
Interest rate								475.00%																					475.00%						475.00%		475.00%
Cash								$ 9,284																					$ 9,284						$ 9,284		$ 83,227	138,283
Principal and accrued and unpaid interest amount																																			$ 1,822,844	$ 0
Payments to acquire restricted investments													$ 30,000		$ 30,000				$ 30,000				$ 70,000
Debt Instrument, Face Amount																																					150,000					$ 330,000		$ 300,000
Debt Instrument, Periodic Payment, Interest																	$ 1,491,000
Sale of stock, price per share | $ / shares																																											$ 10.00
Share price | $ / shares								$ 14.00	$ 12.70																				$ 14.00						$ 14.00								$ 10.00
Cash paid to redeemed ordinary shares																													$ (209,827)	$ (260,544)	$ (258,558)	$ (610,118)	$ (899,680)	$ (889,342)			$ (2,672,507)	$ (6,695,220)
CSLM Acquisition Corp [Member] | Second Amended Merger Agreement [Member]
Outstanding amount | $ / shares																					$ 0.44
Line of credit facility																	$ 8,840,000
Notes issued																					$ 2,160,000
CSLM Acquisition Corp [Member] | Common Class A [Member]
Outstanding amount | $ / shares																	$ 4.00
Issuance of common stock upon cashless exercise, shares | shares																								4,743,749
Common stock, shares issued | shares								4,743,749																					4,743,749						4,743,749		4,743,749	4,743,749
Common stock, shares outstanding | shares								4,743,749																					4,743,749						4,743,749		4,743,749	4,743,749
Sale of stock, price per share | $ / shares								$ 12.10			$ 0.02																		$ 12.10						$ 12.10
Issuance of common stock upon cashless exercise											$ 15,000
Share price | $ / shares								$ 8.82		$ 12.33																			$ 8.82						$ 8.82
Cash paid to redeemed ordinary shares										$ 1,222,631																									$ 4,492,794
Number of ordinary shares redeemed | shares										99,187																									371,545
CSLM Acquisition Corp [Member] | Third Amended And Restated Promissory Note [Member]
Debt Instrument, Face Amount																	$ 3,000,000
CSLM Acquisition Corp [Member] | Convertible Promissory Note One [Member] | Second Amended Merger Agreement [Member]
Other notes payable																					4,500,000
CSLM Acquisition Corp [Member] | Convertible Promissory Note Two [Member] | Second Amended Merger Agreement [Member]
Other notes payable																					$ 2,000,000
CSLM Acquisition Corp [Member] | Convertible Promissory Note [Member] | Second Amended Merger Agreement [Member]
Maturity date																					Jul. 12, 2025
Common Stock [Member]
Issuance of common stock upon cashless exercise, shares | shares																									1,013,125	7,500	7,500	7,500							1,133,537
Issuance of common stock upon cashless exercise																				$ 200,000,000															$ 0	$ 700,000,000
Common Stock [Member] | CSLM Acquisition Corp [Member] | Common Class A [Member]
Converted shares issued | shares																																						4,743,749
Cash paid to redeemed ordinary shares
Number of ordinary shares redeemed | shares
Minimum [Member] | CSLM Acquisition Corp [Member]
Line of credit facility																																							$ 3,000,000
Maximum [Member] | CSLM Acquisition Corp [Member]
Line of credit facility																																							$ 4,000,000
February 2025 Convertible Note [Member]
Convertible note																																					$ 2,160,000
Outstanding amount | $ / shares																																					$ 0.44
Subsequent Event [Member]
Maturity date																		Feb. 28, 2026
Conversion of stock, amount converted																		$ 85,000,000
PIPE Investment amount																	$ 8,840,000
Debt instrument, maturity date, description																(1) the occurrence of an Event of Default and (2) December 31, 2024. Pursuant to the amendment agreement, the maturity date was extended to earlier of (1) the occurrence of an Event of Default and (2) December 31, 2025.
Debt instrument, maturity date												Apr. 05, 2026
Debt instrument, maturity date start																		Apr. 05, 2025
Issuance of common stock upon cashless exercise, shares | shares			19,214,201
Cash			$ 8,800,000
Principal amount			2,200,000				$ 2,160,000,000
Net proceeds issuance			$ 9,400,000
Common stock, shares issued | shares			8,048,770
Common stock, shares outstanding | shares			8,048,770
Conversion ratio			0.6580				0.6580
Conversion shares | shares			45,000				45,000
Cash payment			$ 200,000				$ 200,000
Subsequent Event [Member] | CSLM Acquisition Corp [Member]
Shares reserved for issuance upon the exercise of stock options | shares			693,420
Converted shares issued | shares			1,897,500
Payments to acquire restricted investments	$ 15,000			$ 15,000		$ 15,000							$ 30,000		$ 30,000				$ 30,000
Issuance of common stock upon cashless exercise			$ 19,214,201
Class of warrant or right outstanding | shares			122,211
Conversion of stock shares converted | shares			1,897,500
Subsequent Event [Member] | CSLM Acquisition Corp [Member] | Common Class A [Member]
Net proceeds issuance					$ 15,000
Sale of stock, price per share | $ / shares					$ 0.02
Cash paid to redeemed ordinary shares		$ 1,222,631
Number of ordinary shares redeemed | shares		99,187
Subsequent Event [Member] | CSLM Acquisition Corp [Member] | Common Class A [Member] | Extraordinary Meeting [Member]
Issuance of common stock upon cashless exercise					$ 15,000
Subsequent Event [Member] | CSLM Holdings Inc [Member]
Prepayments			$ 11,000,000.0
Subsequent Event [Member] | PIPE Financing [Member]
Issuance of common stock upon cashless exercise, shares | shares			1,184,000
Subsequent Event [Member] | PIPE Investment [Member]
Issuance of common stock upon cashless exercise, shares | shares			300,000,000
Cash			$ 3,000,000
Subsequent Event [Member] | Common Stock [Member]
Issuance of common stock upon cashless exercise, shares | shares			884,000
Converted shares issued | shares			1,897,500
Shares issued | shares			29,610				29,610
Subsequent Event [Member] | Common Stock [Member] | CSLM Acquisition Corp [Member]
Issuance of common stock upon cashless exercise, shares | shares			1,184,000
Conversion shares | shares			408,639
Issuance of common stock upon cashless exercise			$ 200,000,000
Share price | $ / shares			$ 10.00
Subsequent Event [Member] | Common Stock [Member] | New Fusemachines [Member] | CSLM Acquisition Corp [Member]
Issuance of common stock upon cashless exercise, shares | shares			19,214,201
Subsequent Event [Member] | Common Stock [Member] | New Fusemachines [Member] | CSLM Acquisition Corp [Member] | Private Placement Investor [Member]
Issuance of common stock upon cashless exercise, shares | shares			4,743,750
Subsequent Event [Member] | Common Stock [Member] | New Fusemachines [Member] | CSLM Acquisition Corp [Member] | PIPE Financing [Member]
Issuance of common stock upon cashless exercise, shares | shares			1,184,000
Subsequent Event [Member] | Common Stock [Member] | New Fusemachines [Member] | CSLM Acquisition Corp [Member] | Sponsor Convertible Notes [Member]
Issuance of common stock upon cashless exercise, shares | shares			408,639
Subsequent Event [Member] | Common Stock [Member] | CSLM Acquisition Corp [Member] | CSLM Acquisition Corp [Member]
Issuance of common stock upon cashless exercise, shares | shares			901,955
Subsequent Event [Member] | Public Shareholders [Member]
Issuance of common stock upon cashless exercise, shares | shares			901,955
Subsequent Event [Member] | Private Placement Investors [Member]
Issuance of common stock upon cashless exercise, shares | shares			4,743,750
Subsequent Event [Member] | Sponsor Convertible Notes [Member]
Issuance of common stock upon cashless exercise, shares | shares			408,639
Subsequent Event [Member] | Chief Executive Officer [Member]
Principal and accrued and unpaid interest amount			$ 740,000
Subsequent Event [Member] | Equity Option [Member]
Shares reserved for issuance upon the exercise of stock options | shares			693,420
Subsequent Event [Member] | Common Stock Warrants [Member]
Shares reserved for issuance upon the exercise of stock options | shares			122,211
Subsequent Event [Member] | Minimum [Member]
Outstanding amount | $ / shares																																									$ 3.15
Subsequent Event [Member] | Maximum [Member]
Outstanding amount | $ / shares																																									$ 4.94
Subsequent Event [Member] | April 2024 Convertible Promissory Notes Agreement [Member]
Convertible note																																									$ 125,000
Subsequent Event [Member] | June 2024 Convertible Promissory Notes [Member]
Convertible note																																									130,000
Subsequent Event [Member] | 2, September 2024 Convertible Promissory Notes [Member]
Convertible note																																									$ 100,000
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Convertible note														$ 180,000
Outstanding amount | $ / shares														$ 3.15
Debt instrument, maturity date														Feb. 19, 2028
Interest rate														4.71%